SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184


                                                   June 1, 2009


Mr. Keith O'Connell
Ms. Sheila Stout
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

              RE: AllianceBernstein Global High Income Fund, Inc. (the "Fund") (File Nos. 333-158967 and 811-07732)
                   Pre-Effective Amendment No. 1


Dear Mr. O'Connell and Ms. Stout:

     Attached for filing is an amendment to the Fund's Registration Statement on Form N-14 8C in connection with the Fund's acquisition of all of the assets and all of the liabilities of ACM Managed Dollar Income Fund, Inc. The filing incorporates revisions in response to the Staff comments provided to us on May 22, 2009. The filing is being filed with a delaying amendment pursuant to
Section 8(a) of the Securities Act of 1933. Accordingly, an order would need to be issued for the filing to go effective. We had anticipated that the filing would go effective on June 2, 2009. If you have any questions regarding the filing, you can contact Kathleen Clarke or the undersigned at 202-737-8833.

     We appreciate your attention to this matter.



                                                   Sincerely,

                                                   /s/ Young Seo




cc:   Kathleen Clarke